Document and Entity Information	0 Months Ended
May 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2013
Registrant Name	MORGAN STANLEY LTD DURATION US GOVERNMENT TRUST
Central Index Key	0000876162
Amendment Flag	false
Document Creation Date	May 14, 2013
Document Effective Date	May 14, 2013
Prospectus Date	May 14, 2013
MORGAN STANLEY LTD DURATION US GOVERNMENT TRUST | Advisor Class
Risk/Return:
Trading Symbol	LDTRX